CONSOLIDATED BALANCE SHEETS $ in Millions, in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
ASSETS
CASH AND BALANCES WITH THE CENTRAL BANK	$ 57,687	$ 78,663
FINANCIAL ASSETS HELD FOR TRADING:	315,570	342,582
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	51,705	42,340
AVAILABLE-FOR-SALE FINANCIAL ASSETS:	165,742	154,644
LOANS AND RECEIVABLES	679,300	675,498
HEDGING DERIVATIVES	15,116	15,003
NON-CURRENT ASSETS HELD FOR SALE	1,295	1,107
TANGIBLE ASSETS	6,498	5,692
INTANGIBLE ASSETS:	6,960	5,772
Goodwill	1,734	1,734
Other intangible assets	5,226	4,038
TAX ASSETS	20,209	23,301
Current	3,609	5,256
Deferred	16,600	18,045
OTHER ASSETS	9,109	6,335
TOTAL ASSETS	1,329,191	1,350,937
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	239,725	266,828
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	120,653	136,860
FINANCIAL LIABILITIES AT AMORTISED COST	820,431	806,091
HEDGING DERIVATIVES	11,091	14,287
PROVISIONS	6,730	7,202
TAX LIABILITIES	71	44
Current	20	39
Deferred	51	5
OTHER LIABILITIES	15,080	14,398
TOTAL LIABILITIES	1,213,781	1,245,710
SHAREHOLDERS' EQUITY	116,558	106,768
Share capital	8,086	8,086
Share premium	16,956	16,956
Accumulated reserves	72,838	65,190
Profit for the year attributable to the Parent	18,678	16,536
VALUATION ADJUSTMENTS:	(1,177)	(1,596)
Available-for-sale financial assets	(1,533)	(2,979)
Cash flow hedges	356	1,383
TOTAL SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE PARENT	115,381	105,172
NON-CONTROLLING INTERESTS	29	55
TOTAL EQUITY	115,410	105,227
TOTAL LIABILITIES AND EQUITY	1,329,191	1,350,937
Trading derivatives
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	171,282	205,690
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	68,443	61,138
Deposits
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTISED COST	608,776	572,005
Deposits - Central banks
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	22,417	15,479
Deposits - Credit institutions
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	5,942	25,155
FINANCIAL LIABILITIES AT AMORTISED COST	76,515	99,322
Deposits - Customers
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	81,790	83,891
FINANCIAL LIABILITIES AT AMORTISED COST	608,776	572,005
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	81,790	83,891
Marketable debt securities
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	10,504	12,335
FINANCIAL LIABILITIES AT AMORTISED COST	85,792	77,668
Subordinated liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTISED COST	35,885	37,576
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTISED COST	13,463	19,520
Debt instruments.
ASSETS
FINANCIAL ASSETS HELD FOR TRADING:	147,747	140,853
AVAILABLE-FOR-SALE FINANCIAL ASSETS:	164,947	154,318
LOANS AND RECEIVABLES	10,758	11,472
LIABILITIES AND EQUITY
Available-for-sale financial assets	(1,505)	(2,953)
Equity instruments.
ASSETS
FINANCIAL ASSETS HELD FOR TRADING:	2,562	1,822
AVAILABLE-FOR-SALE FINANCIAL ASSETS:	795	326
LIABILITIES AND EQUITY
Available-for-sale financial assets	(28)	(26)
Trading derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING:	165,261	199,907
Loans and advances to credit institutions
ASSETS
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	46,087	37,831
LOANS AND RECEIVABLES	59,122	82,388
Loans and advances to customers
ASSETS
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	5,618	4,509
LOANS AND RECEIVABLES	609,420	581,638
Provision for pensions and other employment defined benefit obligations
LIABILITIES AND EQUITY
PROVISIONS	3,860	3,972
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
PROVISIONS	1,072	1,306
Provisions for off-balance sheet risk
LIABILITIES AND EQUITY
PROVISIONS	1,032	874
Other provisions member
LIABILITIES AND EQUITY
PROVISIONS	$ 766	$ 1,050